Dispositions (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 30, 2022	Dec. 02, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]			Gains, net on dispositions	Gains, net on dispositions	Gains, net on dispositions
Disposal Group, Disposed of by Sale, Not Discontinued Operations | BCE
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, not discontinued operation, gain (loss) on disposal		$ 8,744
Disposal Group, Disposed of by Sale, Not Discontinued Operations | The Aircraft
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, not discontinued operation, gain (loss) on disposal	$ 4,383
Consideration to be received for disposal	$ 20,375